Other Assets - Other Asset Balances (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Other Assets [Abstract]
Favorable drilling and management service contracts	$ 97	$ 186
Taxes receivable	55	50
Prepaid expenses	29	32
Right of use asset	20
Reimbursable amounts due from customers	27	10
Deferred contract costs	19	15
Derivative asset - interest rate cap	7	39
Insurance receivable	23	1
Other	22	25
Total other assets	299	358
Loss Contingencies [Line Items]
Insurance receivable	23	$ 1
Equipment malfunction
Loss Contingencies [Line Items]
Cost to repair equipment	17
Equipment malfunction | Physical damage insurance
Other Assets [Abstract]
Insurance receivable	16
Loss Contingencies [Line Items]
Insurance receivable	$ 16